Principal Accounting Policies - Schedule of Fair value Level 3 Investment (Details) - Fair Value, Inputs, Level 3 [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair value of Level 3 investment at the beginning of the year	¥ 30,006	$ 4,350	¥ 71,506
Addition	30,000	4,350	30,000
Decrease			(71,241)
The change in fair value of the investments	32	5	(259)
Fair value of Level 3 investment at the end of the year	¥ 60,038	$ 8,705	¥ 30,006